Acquisition - Summary of acquisition date fair values of assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands		Jun. 30, 2022	Dec. 31, 2021	Jul. 01, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Cash and cash equivalents		$ 1,430
Accounts receivable		144
Other non-current assets		10
Property and equipment		146
Intangibles assets	[1]	21,100
Goodwill	[2]	11,001
Accrued expenses and other current liabilities			$ (9,061)		$ (2,275)
Accounts payable and accrued expenses		(29)
Deferred revenue		(104)
Deferred tax liability		(4,377)
Net assets acquired		$ 29,321
Dutch DNA Biotech B.V. [Member]
Business Acquisition [Line Items]
Cash and cash equivalents				$ 387
Accounts receivable				149
Prepaid expenses and other current assets				170
Property and equipment				234
Intangibles assets	[1]			20,500
Goodwill	[2]			15,177
Accounts payable				(194)
Accrued expenses and other current liabilities				(137)
Other non-current liabilities				(988)
Net assets acquired				$ 35,298

[1]	Estimated useful life of 15 years.
[2]	Non-deductible for tax purposes.